Cover	Jan. 28, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 28, 2022
Entity Registrant Name	LEVEL ONE BANCORP, INC.
Entity File Number	001-38458
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	71-1015624
Entity Address, Address Line One	32991 Hamilton Court
Entity Address, City or Town	Farmington Hills,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48334
City Area Code	(248)
Local Phone Number	737-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001412707
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	LEVL
Security Exchange Name	NASDAQ
Noncumulative Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/100th interest in a share of 7.50% Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	LEVLP
Security Exchange Name	NASDAQ